Transactions with Related Parties - Summary of Account Balances with Related Parties (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Receivables	₩ 2,874	₩ 5,254
Payables	33	7
Gung-Ho Online Entertainment, Inc.
Disclosure of transactions between related parties [line items]
Receivables	2,874	5,254
Payables	3	7
GungHo Online Entertainment America
Disclosure of transactions between related parties [line items]
Receivables	0	0
Payables	₩ 30	₩ 0